SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION

16. SHARE BASED COMPENSATION

2005 Share Incentive Plan

On February 4, 2005, the Group adopted the 2005 Share Incentive Plan, or the “2005 Plan”, under which the Group may grant options to purchase up to 1,500,000 ordinary shares of the Company to its employees, outside directors and consultants. The Board of Directors subsequently raised the number of options to be granted to 20,282,353 shares on November 14, 2008. Following the Company’s IPO, the Company no longer grants any awards under the 2005 plan. However, the 2005 plan will continue to govern the terms and conditions of any outstanding awards previously granted thereunder. In the event that any outstanding option or other right for any reason expires, is cancelled, or otherwise terminated, the shares allocable to the unexercised portion of the 2005 Plan or other right shall again be available for the purposes of the 2005 Plan.

An individual who owns more than 10% of the total combined voting power of all classes of outstanding stock of the Company or any parent or subsidiary of the Company shall not be eligible for designation as an optionee or purchaser unless:

(i)                  the per share exercise price shall be not less than 110% of the fair market value per share on the date of grant;

(ii)               the purchase price shall be not less than 100% of the fair market value per share on the date of grant; and

(iii)            in the case of an Incentive Shares Option (“ISO”), such ISO by its terms is not exercisable after the expiration of five years from the date of grant.

The 2005 Plan was approved and will terminate automatically 10 years after its adoption, unless terminated earlier at the Board of Directors’ discretion. Option awards are granted with an exercise price determined by the Board of Directors; those option awards generally vest based on 4 years of continuous service and expire in 10 years.

2010 Equity Incentive Plan

On June 1, 2010, the Group adopted the 2010 Equity Incentive Plan, or the “2010 Plan”, which became effective upon the completion of the IPO on August 5, 2010. The 2010 Plan allows the Company to offer a variety of incentive awards to employees, outside directors and consultants. Under the plan, the Group may grant up to 19,000,000 Class A ordinary shares of the Company to its employees, outside directors and consultants, plus (i) any shares that, as of the completion of the IPO, have been reserved but not issued pursuant to awards granted under the 2005 Plan and are not subject to any awards granted thereunder, and (ii) any shares subject to awards granted under the 2005 Plan that expire or otherwise terminate without having been exercised in full, and shares issued pursuant to awards granted under the 2005 Plan that are forfeited to or repurchased by the Company, with the maximum number of shares to be added to the 2010 Plan pursuant to clauses (i) and (ii) above equal to 10,000,000 Class A ordinary shares; provided, however, that there shall be an annual increase on the first day of each fiscal year beginning with the 2011 Fiscal Year, in an amount equal to the least of (i) 25,000,000 Class A ordinary shares, (ii) 5% of the outstanding Class A ordinary shares on the last day of the immediately preceding fiscal year or (iii) such number of Class A ordinary shares determined by the Board of Directors. In the event that any outstanding option or other right for any reason expires, is cancelled, or otherwise terminated, the shares allocable to the unexercised portion of the 2010 Plan or other right shall again be available for the purposes of the 2010 Plan.

The 2010 Plan was approved by the Board of Directors and shareholders, and will terminate automatically 10 years after its adoption, unless terminated earlier at the Board of Directors’ discretion. The exercise price will not be less than the fair market value of the Company’s ordinary shares on the date of grant and the term may not exceed 10 years. In the case of an ISO granted to an employee of the Company or any parent or subsidiary of the Company who, at the time the ISO is granted, owns stock representing more than 10% of the voting power of all classes of shares of the Company or any parent or subsidiary, the exercise price shall be no less than 110% of the fair market value on the date of grant, and the term of the ISO shall be no less than 5 years from the date of grant.

Warrants

In 2011, the Company granted 500,000 warrants to one of the senior management to purchase 500,000 Class A ordinary shares of the Company. The warrant awards vest on a quarterly basis over one year continuous service period, and will expire after eighteen months after the date of grant. The exercise price per share is RMB 19.01, which was the fair market value of the Company’s ordinary shares on the date of Board of Director’s approval. The aggregate intrinsic value of warrants outstanding and exercisable was RMB 1,679 and nil as at December 31 2011 and 2012 respectively. The substance of this grant is similar to the grant of an option; this grant was accounted for as share-based compensation under ASC 718.

As of December 31, 2011 and 2012, options granted to employees to purchase 14,987,302 and 14,109,687 shares of ordinary shares and to non-employees to purchase 1,775,000 and 2,043,625 shares of ordinary shares were outstanding, and options to purchase 20,605,963 and 19,693,783 ordinary shares were still available for future grants. It is the Company’s policy to issue new shares upon share option exercise.

A summary of the share option activity as of December 31, 2010, 2011 and 2012 is as follows:

	Year ended December 31, 2010				Year ended December 31, 2011				Year ended December 31, 2012
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at beginning of year	11,921,485	8.01	6.9	253,681	18,321,585	15.90	7.1	553,155	16,762,302	17.25	6.5	85,750
Granted	6,701,100	31.61	—	(5,341)	992,700	32.91	—	(12,449)	2,205,250	20.76	—	—
Exercised	—	—	—	—	(1,914,088)	1.47	—	36,433	(1,494,420)	5.12	—	5,856
Forfeited or expired	(301,000)	21.43	—	—	(637,895)	27.73	—	—	(1,319,820)	24.75	—	—
Outstanding at end of year	18,321,585	15.90	7.1	553,155	16,762,302	17.25	6.5	85,750	16,153,312	18.30	5.9	29,114
Exercisable at end of year	9,521,087	4.97	5.5	391,562	11,733,255	12.66	5.8	113,896	12,963,768	16.25	5.4	29,112
Expected to vested at end of year									2,291,313	28.37	7.5	—

A summary of unvested options under the employee share option plan as of December 31, 2012, and changes during the year then ended is presented as follows:

	Year ended December 31, 2012
	Shares	Weighted Average Grant-date fair value
Unvested at January 1, 2012	5,801,488	11.30
Granted	2,205,250	12.42
Vested	(3,632,765)	11.32
Forfeited	(889,054)	10.65
Unvested at December 31, 2012	3,484,919	11.91

Management of the Group is responsible for determining the fair value of options and warrants granted and has considered a number of factors when making this determination, including valuations. Before May 2011, fair values of option awards to employee were estimated as of the date of grant using the Black-Scholes option valuation model. With a number of employees exercising their vested options in 2011, management has reassessed the exercise pattern and determined that going forward a Binomial Pricing model is a better model for estimating the fair values of options and warrants. Starting from May 2011, the fair values of option and warrants awards to employee were estimated as of the date of grant using the Binomial Pricing model. The Binominal Pricing model typically incorporates a large number of very short time periods to reflect a realistic range of possible prices that a share could achieve over the option’s contractual term, which could result in several hundred total nodes. In addition, various probabilities could be assigned to each node to reflect the impact that a node is expected to have in conjunction with exercise and post-vesting termination assumption. Key inputs used in the Binomial Pricing model including: current stock price, exercise price, contractual life, risk free rate, expected volatility, exercise multiple, and post-vesting forfeit.  Expected volatility is estimated based on historical volatility of comparable public companies for the period before the grant date with length commensurate to expected term of the options. The risk free rate is estimated based on the yield to maturity of PRC Sovereign bonds denominated in USD as at the grant date. Exercise multiple is the ratio of fair value of stock over the exercise price as at the time the option is exercises. The post vesting forfeit rate was based on historical statistical data of the Company. Assumptions used in the Binomial Pricing model are presented below:

	Year ended December 31, 2011	Year ended December 31, 2012
Risk-free rate of return	1.20%~4.40%	3.2%~3.26%
Exercise multiple (applicable to awards granted to employees only)	2~3	2~3
Post-vesting forfeiture rate (applicable to awards granted to employees only)	3%	0%~1%
Expected term	1.5~10	1.5~10
Volatility rate	41.00%~50.00%	47%
Weighted average volatility rate	46.54%	47%
Dividend yield	—	—

The Black-Scholes model was developed for use in estimating the fair value of traded options which have no vesting restrictions and are fully transferable and requires the input of subjective assumptions, including the expected stock price volatility and estimated option life. Expected volatility is estimated based on historical volatility of comparable public companies for the period before the grant date with length commensurate to expected term of the options. Expected term is the period the options is expected to remain unexercised. The risk free rate is estimated based on the yield to maturity of PRC Sovereign bonds denominated in USD as at the grant date. No dividends were assumed in the Company’s estimated option values. Assumptions used in the Black-Scholes model are presented below:

Year ended December 31, 2010
Risk-free rate of return	2.04%~4.24%
Expected term	4.2~10.0
Volatility rate	45.80%~52.10%
Weighted average volatility rate	47.42%
Dividend yield	—

The Company estimates the forfeiture rate to be 14% for the share options granted as of December 31, 2010, 2011 and 2012.

The Company recorded share-based compensation expenses of RMB 34,214, RMB 33,348 and RMB 34,971 during the years ended December 31, 2010, 2011 and 2012, respectively, attributed based on a straight-line basis over the requisite service period for the entire award. Total fair values of option and warrants vested were RMB 14,535, RMB 48,414 and RMB 40,075 for employees and RMB 3,778, RMB 2,015 and RMB 1,059 for non-employees during the years ended December 31, 2010, 2011 and 2012, respectively. Weighted average grant date fair values per share are RMB 15.07, RMB 7.13 and RMB 12.42 during the years ended December 31, 2010, 2011 and 2012. The Company did not capitalize any of the share-based compensation expenses as part of the cost of any asset during the years ended December 31, 2010, 2011 and 2012.

As of December 31, 2012, there was RMB 43,389 of total unrecognized compensation expense related to non-vested share-based compensation arrangements. That cost is expected to be recognized over a weighted-average period of 1.84 years. During 2012, the Company has received RMB 7,751 as the proceeds of option exercise from employee and non-employee.